ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Major Classes of Assets as Held for Sale

As of December 31, 2013, the carrying amounts of the major classes of assets for the assets held for sale were as follows:

December 31, 2013

(in thousands)
Current assets	$118
Property and equipment, net	7,134
Other non-current assets	80

Total assets	$7,332

As of December 31, 2013, the carrying amounts of the major classes of assets for the assets held for sale are as follows:

(In thousands)	2013

Current assets	$118
Property and equipment, net	7,134
Other non-current assets	80

Total assets	$7,332

Summary of Operating Results from Discontinued Operations

The following table summarizes the operating results of the discontinued operations:

	For the three months ended September 30,		For the nine months ended September 30,
	2014	2013	2014	2013

	(in thousands)
Hotel revenues	$—	$9,647	$361	$38,128
Direct lodging expenses	—	6,190	651	23,329
Other lodging and operating expenses	—	1,210	62	3,836

Operating income (loss)	—	2,247	(352)	10,963
Depreciation and amortization	—	—	—	(5,047)
Impairment loss	—	—	(151)	(19,913)
Gain on sale from discontinued operations	—	7,694	—	7,694

Income (loss) on discontinued operations, net of tax	$—	$9,941	$(503)	$(6,303)

The following table summarizes the operating results for discontinued operations:

	For the years ended December 31,
(In thousands)	2013	2012	2011

Hotel revenues	$41,477	$53,753	$51,611
Direct lodging expenses	25,780	34,391	33,664
Other lodging and operating expenses	4,317	5,132	4,544

Operating income	11,380	14,230	13,403
Depreciation and amortization	(5,056)	(13,854)	(13,159)
Impairment charge (see note 10)	(19,533)	(53,228)	—
Gain on sale from discontinued operations	10,714	—	—

Gain (loss) on discontinued operations	$(2,495)	$(52,852)	$244